EQUITY - Equity valuation adjustment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in equity valuation adjustment
Balance	R$ 46,709	R$ 52,183
Translation gains (losses)	24,566	(4,806)
Losses from future contracts	593	(608)
Gains (losses) on financial assets at fair value through other comprehensive income	(13)	(60)
Balance	71,855	46,709
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Changes in equity valuation adjustment
Balance	(9,274)	(9,214)
Gains (losses) on financial assets at fair value through other comprehensive income	(13)	(60)
Balance	(9,287)	(9,274)
Reserve of cash flow hedges [member]
Changes in equity valuation adjustment
Balance	(593)	15
Losses from future contracts	593	(608)
Balance	0	(593)
Reserve of exchange differences on translation [member]
Changes in equity valuation adjustment
Balance	56,576	61,382
Translation gains (losses)	24,566	(4,806)
Balance	R$ 81,142	R$ 56,576